Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Advisor Freedom Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class K6
Trading Symbol	FEGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom Retirement Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class Z
Trading Symbol	FIJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom Retirement Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class M
Trading Symbol	FTAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom Retirement Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class I
Trading Symbol	FIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class C
Trading Symbol	FCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.46%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Retirement Fund
Class Name	Fidelity Advisor Freedom® Retirement Fund Class A
Trading Symbol	FAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 220,447,033
Holdings Count | shares	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 65.9 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.9 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Stock Fund 2.4 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Advisor Series Equity Growth Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Advisor Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class K6
Trading Symbol	FDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class Z
Trading Symbol	FDFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class M
Trading Symbol	FDFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class I
Trading Symbol	FDFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class C
Trading Symbol	FDFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class A
Trading Symbol	FDFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 269,273,527
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.5
Fidelity Advisor Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class K6
Trading Symbol	FNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class Z
Trading Symbol	FIJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class M
Trading Symbol	FDKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class I
Trading Symbol	FDKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class C
Trading Symbol	FDKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class A
Trading Symbol	FDKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 805,596,606
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class K6
Trading Symbol	FBGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class Z
Trading Symbol	FIJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class M
Trading Symbol	FHFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class I
Trading Symbol	FHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class C
Trading Symbol	FHFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class A
Trading Symbol	FHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 1,408,619,322
Holdings Count | shares	43
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.4
Fidelity Advisor Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class K6
Trading Symbol	FVGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class Z
Trading Symbol	FIJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class M
Trading Symbol	FFFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class I
Trading Symbol	FFFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class C
Trading Symbol	FFFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class A
Trading Symbol	FFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 2,000,256,356
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.2 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.3
Fidelity Advisor Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class K6
Trading Symbol	FCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class Z
Trading Symbol	FIJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class M
Trading Symbol	FFFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class I
Trading Symbol	FFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class C
Trading Symbol	FFFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class A
Trading Symbol	FFFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 2,227,335,569
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 11.0 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Advisor Series Equity Growth Fund 8.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Opportunistic Insights Fund 7.0 Fidelity Series Stock Selector Large Cap Value Fund 6.4 Fidelity Series Value Discovery Fund 6.4 Fidelity Advisor Series Growth Opportunities Fund 5.8 77.1
Fidelity Advisor Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class K6
Trading Symbol	FKGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class Z
Trading Symbol	FIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.62%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class M
Trading Symbol	FTFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.18%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class I
Trading Symbol	FIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class C
Trading Symbol	FCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class A
Trading Symbol	FAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 2,951,120,285
Holdings Count | shares	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Advisor Series Equity Growth Fund 7.4 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Value Discovery Fund 5.8 Fidelity Series Investment Grade Bond Fund 5.5 70.5
Fidelity Advisor Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class K6
Trading Symbol	FHGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class Z
Trading Symbol	FIJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class M
Trading Symbol	FTTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.15%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class I
Trading Symbol	FITHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class C
Trading Symbol	FCTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.65%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class A
Trading Symbol	FATHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 3,037,361,340
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Advisor Series Equity Growth Fund 6.1 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.7 70.4
Fidelity Advisor Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class K6
Trading Symbol	FDGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class Z
Trading Symbol	FIJNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class M
Trading Symbol	FTFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.12%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class I
Trading Symbol	FEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class C
Trading Symbol	FCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.62%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class A
Trading Symbol	FAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 3,030,714,779
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Advisor Series Equity Growth Fund 5.2 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.5 70.5
Fidelity Advisor Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class K6
Trading Symbol	FPGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class Z
Trading Symbol	FIJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class M
Trading Symbol	FTTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class I
Trading Symbol	FITWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class C
Trading Symbol	FCTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.59%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class A
Trading Symbol	FATWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 2,086,301,341
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.6 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.0 73.1
Fidelity Advisor Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class K6
Trading Symbol	FOGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class Z
Trading Symbol	FIJLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class M
Trading Symbol	FDTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class I
Trading Symbol	FDIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class C
Trading Symbol	FDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.55%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class A
Trading Symbol	FDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,110,820,607
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.5
Fidelity Advisor Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class K6
Trading Symbol	FIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class Z
Trading Symbol	FIJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class M
Trading Symbol	FFVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class I
Trading Symbol	FFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class C
Trading Symbol	FFVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class A
Trading Symbol	FFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 434,409,231
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Advisor Series Equity Growth Fund 3.1 Fidelity Series International Value Fund 2.9 74.2
Fidelity Advisor Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class K6
Trading Symbol	FUGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class Z
Trading Symbol	FIJJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class M
Trading Symbol	FCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class I
Trading Symbol	FCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class C
Trading Symbol	FCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class A
Trading Symbol	FACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 210,834,699
Holdings Count | shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Large Cap Stock Fund 3.0 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 79.7
Fidelity Advisor Freedom 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class A
Trading Symbol	FRBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5
Fidelity Advisor Freedom 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class M
Trading Symbol	FRBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.18%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.18%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5
Fidelity Advisor Freedom 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class C
Trading Symbol	FRBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5
Fidelity Advisor Freedom 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class I
Trading Symbol	FRBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5
Fidelity Advisor Freedom 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class Z
Trading Symbol	FRBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5
Fidelity Advisor Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class K6
Trading Symbol	FRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 8,744,068
Holdings Count | shares	25
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.9 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.9 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series International Value Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.9 Fidelity Series Overseas Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Value Discovery Fund 6.2 77.5